The Company	12 Months Ended
Dec. 31, 2018
The Company [Abstract]
The Company
The Company
Digirad Corporation, a Delaware holding corporation, together with its consolidated subsidiaries (collectively “Digirad” or the “Company”) delivers convenient, effective, and efficient healthcare solutions on an as needed, when needed, and where needed basis. Digirad’s diverse portfolio of mobile healthcare solutions and medical equipment and services, including diagnostic imaging and patient monitoring, provides hospitals, physician practices, and imaging centers throughout the United States access to technology and services necessary to provide exceptional patient care in the rapidly changing healthcare environment.
As of December 31, 2018, our business is organized into three reportable segments: Diagnostic Services, Mobile Healthcare, and Diagnostic Imaging. See Note 14. Segments, for more information relating to our segments. For discussion purposes, we categorized our Diagnostic Services and Mobile Healthcare reportable segments as “Services,” and our Diagnostic Imaging reportable segment as “Product and Product-Related.”